Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PRC Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets			¥ 382,724
VIE And VIE Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	¥ 344,331	$ 51,407